Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Total comprehensive loss	$ (10,328)	$ (6,479)	$ (7,054)
Adjustments to profit or loss items:
Depreciation, amortization and impairment	1,741	463	394
Depreciation of leased systems	1,054	765	678
Finance expenses, net	1,430	1,157	274
Cost of share-based payment	1,263	710	1,028
Income taxes	422	209	169
Total adjustments to reconcile profit (loss)	5,910	3,304	2,543
Changes in asset and liability items:
Increase in trade receivables	(2,634)	(419)	(21)
Decrease (increase) in other accounts receivable	136	(595)	113
Decrease in long-term prepaid expenses		(217)
Increase in trade payables	175	859	310
Increase (decrease) in other accounts payable	(385)	482	163
Increase (decrease) in deferred revenues and other liabilities	555	(314)	523
Total changes in asset and liability	(2,153)	(204)	1,088
Cash paid and received during the year for:
Interest paid	(296)	(239)
Interest received	175	37	12
Income taxes paid	(552)	(192)	(56)
Total cash paid and received during the year	(673)	(394)	(44)
Net cash used in operating activities	(7,244)	(3,773)	(3,467)
Cash flows from investing activities:
Purchase of property and equipment and system components	(3,311)	(1,972)	(985)
Withdrawal of (investment in) short-term deposits, net	(120)	(50)	535
Withdrawal of (investment in) long-term deposits, net	985	886	(2,001)
Net cash used in investing activities	(2,446)	(1,136)	(2,451)
Cash flows from financing activities:
Receipt (repayment) of loan from bank, net	(3,000)		2,702
Receipt of government grants	176	149	186
Repayment of liability in respect of research and development grants	(601)	(414)	(375)
Repayment of lease liability	(434)
Issuance of warrants			150
Proceeds from issuance of shares, net	26,333		8,445
Net cash (used in) provided by financing activities	22,474	(265)	11,108
Exchange rate differences on cash and cash equivalents	(78)	(367)	145
Increase (decrease) in cash and cash equivalents	12,706	(5,541)	5,335
Cash and cash equivalents at the beginning of the year	8,968	14,509	9,174
Cash and cash equivalents at the end of the year	21,674	8,968	14,509
(a) Significant non-cash transactions:
Purchase of property and equipment on credit	183	280	469
long-term prepaid expenses not yet paid		$ 1,128